OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	£ 3,322
End Balance	3,781	£ 3,322
Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	8,313	7,515
Transfers in		324
Additions	1,029	1,020
Disposals and write-offs		(67)
Disposal of business		(479)
End Balance	9,332	8,313
Disposals	(10)
Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	4,991	4,849
Transfers in		117
Charge for the year	562	500
Disposals and write-offs		(49)
Disposal of business		(426)
End Balance	5,551	4,991
Disposals	(2)
Brand names [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	380
End Balance	380	380
Brand names [member] | Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	584	596
Disposal of business		(12)
End Balance	584	584
Brand names [member] | Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	204	193
Charge for the year		23
Disposal of business		(12)
End Balance	204	204
Core Deposit Intangible [member] | Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,770	2,770
End Balance	2,770	2,770
Core Deposit Intangible [member] | Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,770	2,770
End Balance	2,770	2,770
Purchased Credit Card Relationships [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	591
End Balance	521	591
Purchased Credit Card Relationships [member] | Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,002	1,017
Disposals and write-offs		(15)
End Balance	1,002	1,002
Purchased Credit Card Relationships [member] | Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	411	355
Charge for the year	70	71
Disposals and write-offs		(15)
End Balance	481	411
Customer-related intangible assets [member] | Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	50	471
Disposal of business		(421)
End Balance	50	50
Customer-related intangible assets [member] | Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	50	452
Charge for the year		12
Disposal of business		(414)
End Balance	50	50
Computer software [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,351
End Balance	2,880	2,351
Computer software [member] | The Bank [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,062
End Balance	2,618	2,062
Computer software [member] | Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	3,907	2,661
Transfers in		324
Additions	1,029	1,020
Disposals and write-offs		(52)
Disposal of business		(46)
End Balance	4,926	3,907
Disposals	(10)
Computer software [member] | Cost [member] | The Bank [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	3,306	2,331
Additions	978	977
Disposals and write-offs		(2)
End Balance	4,280	3,306
Disposals	(4)
Computer software [member] | Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,556	1,079
Transfers in		117
Charge for the year	492	394
Disposals and write-offs		(34)
End Balance	2,046	1,556
Disposals	(2)
Computer software [member] | Accumulated amortisation [member] | The Bank [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,244	916
Charge for the year	420	328
End Balance	1,662	£ 1,244
Disposals	£ (2)